Income Taxes (Details)		3 Months Ended	12 Months Ended
	Nov. 13, 2022 USD ($)	Dec. 31, 2017	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2012
Income Taxes (Details) [Line Items]
Deferred tax asset (in Dollars)			$ 682,095,000	$ 678,334,000
Reduced corporate tax rate		16.00%				12.00%	16.00%
Percentage of limitation uses						80.00%
Net operating loss and credit carryovers (in Dollars)			$ 137,200,000
Net operating losses, description					The CARES Act suspended the Tax Cuts and Jobs Act’s 80% limitation on NOL deductions for tax years beginning in 2018, 2019 and 2020. The 80% limitation will be reinstated for tax years beginning after 2020, for NOLs arising in tax years after 2017.
Corporate tax rate, percentage						7.50%
Enterprise benefits rate				23.00%
Foreign ownership percentage basis for determining tax rate			90.00%
Special preferred enterprise tax exempt period			10 years			10 years
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate			10.00%
Dividend with holding tax rate			15.00%
Lower tax rate, percentage			30.00%
Exempt profits (in Dollars)	$ 44,800,000		$ 157,600,000
Paid reduced tax (in Dollars)	$ 2,900,000
Change in corporate tax rate, amount incurred (in Dollars)			$ 15,800,000
Preferred enterprise of reduced tax rates						12.00%
Income tax rate, percentage						7.50%
Preferred benefitted intangible assets (in New Shekels) | ₪						₪ 200,000,000
Special preferred enterprise of reduced tax rates						6.00%	9.00%
Special preferred benefitted intangible assets (in New Shekels) | ₪						₪ 500,000,000
Foreign dividend withholding tax rate			4.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Reduced corporate tax rate						35.00%
Foreign ownership percentage basis for determining tax rate			25.00%
Special preferred enterprise tax exempt period			10 years
Minimum [Member]
Income Taxes (Details) [Line Items]
Reduced corporate tax rate						21.00%
Foreign ownership percentage basis for determining tax rate			10.00%
Special preferred enterprise tax exempt period			2 years
Subsidiaries [Member]
Income Taxes (Details) [Line Items]
Operating losses carryforwards (in Dollars)			$ 702,100,000	$ 663,900,000
Incurred capital losses (in Dollars)					$ 2,203,200,000
Deferred tax asset (in Dollars)			682,100,000	$ 678,300,000
Accrued interest and penalties related to uncertain tax positions (in Dollars)			$ 700,000
Benefitted Intangible Assets [Member]
Income Taxes (Details) [Line Items]
Reduced corporate tax rate						6.00%
United States [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates			21.00%
Germany [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates			29.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates			16.50%
Israel [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate, percentage			23.00%
Dividend with holding tax rate			15.00%
Israel Tax Authority [Member]
Income Taxes (Details) [Line Items]
Dividend with holding tax rate			20.00%
Lower tax rate, percentage			20.00%
Income witholding tax rate, percentage			20.00%